1
The Gabelli Global Financial Services Fund
Schedule of Investments — June 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .2%
Automobiles — 5 .9%
24,199 Daimler Truck Holding AG ......................... $ 963,295
7,850 Mercedes-Benz Group AG ......................... 542,837
3,940 Toyota Motor Corp. , ADR .......................... 807,582
2,313,714
Banks — 26 .2%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 826,281
82,000 Commerzbank AG .................................... 1,245,697
957,100 Dah Sing Banking Group Ltd. .................... 797,885
351,700 Dah Sing Financial Holdings Ltd. ............... 979,565
976 First Citizens BancShares Inc. , Cl. A .......... 1,643,203
31,413 Flushing Financial Corp. ............................ 413,081
36,500 ING Groep NV .......................................... 623,949
44,900 Japan Post Bank Co. Ltd. .......................... 424,051
15,250 Shinhan Financial Group Co. Ltd. , ADR ..... 530,853
21,968 Southern First Bancshares Inc. † ............... 642,344
10,050 Texas Capital Bancshares Inc. † ................. 614,457
44,805 TrustCo Bank Corp. NY ............................. 1,289,040
6,200 Webster Financial Corp. ............................ 270,258
10,300,664
Consumer Finance — 5 .6%
19,680 Ally Financial Inc. ..................................... 780,706
10,310 Capital One Financial Corp. ....................... 1,427,419
2,208,125
Diversified Banks — 13 .4%
118,000 Barclays plc .............................................. 311,603
15,050 Citigroup Inc. ........................................... 955,073
41,670 Credit Agricole SA .................................... 568,542
17,668 Hana Financial Group Inc. ......................... 779,112
169,785 NatWest Group plc ................................... 669,201
8,110 Societe Generale SA ................................. 190,384
111,200 Standard Chartered plc ............................. 1,006,466
20,700 UniCredit SpA .......................................... 767,147
5,247,528
Energy and Utilities — 2 .5%
41,522 Vitesse Energy Inc. ................................... 984,071
Homebuilders — 4 .1%
3,270 Cavco Industries Inc. † .............................. 1,131,976
20,413 Legacy Housing Corp. † ............................ 468,274
1,600,250
Institutional Banking — 2 .8%
19,350 Moelis & Co. , Cl. A ................................... 1,100,241
Institutional Brokerage — 5 .2%
118,500 Daiwa Securities Group Inc. ...................... 903,720
23,310 Jefferies Financial Group Inc. .................... 1,159,906
2,063,626
Institutional Trust, Fiduciary, and Custody — 6 .2%
14,180 State Street Corp. ..................................... 1,049,320
Shares
Market
Value
23,300 The Bank of New York Mellon Corp. .......... $ 1,395,437
2,444,757
Insurance — 12 .5%
144,618 Aegon Ltd. ............................................... 893,340
1,527 E-L Financial Corp. Ltd. ............................ 1,249,711
27,320 First American Financial Corp. ................... 1,473,914
68,950 HG Holdings Inc. † .................................... 405,081
19,355 NN Group NV ........................................... 900,642
4,922,688
Investment Management — 9 .4%
7,796 Diamond Hill Investment Group Inc. .......... 1,097,287
17,950 Janus Henderson Group plc ...................... 605,095
341,500 The Westaim Corp. † ................................. 1,010,983
80,025 Westwood Holdings Group Inc. ................. 974,704
3,688,069
Reinsurance — 3 .4%
18,800 Axis Capital Holdings Ltd. ......................... 1,328,220
TOTAL COMMON STOCKS ........................ 38,201,953
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .8%
$ 1,105,000 U.S. Treasury Bills,
5.287 % to 5.321% †† ,
07/18/24 to 09/19/24 ............................ 1,098,208
TOTAL INVESTMENTS — 100.0%
(Cost $ 28,565,873 ) ............................... $ 39,300,161
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt